Allowances for Trade Receivables and Finance Subsidiaries-Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011		Mar. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 32,115			¥ 56,010
Additions - Charged to costs and expenses	13,032			40,062
Deductions - Bad debts written off	18,438			50,769
Foreign currency translation	(727)			(1,123)
Balance at end of period	25,982			44,180
Trade accounts and notes receivable: Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	7,904	8,555		7,455
Additions - Charged to costs and expenses	3,773	3,625		4,039
Deductions - Bad debts written off	3,858	3,849		3,268
Foreign currency translation	(526)	(427)		329
Balance at end of period	7,293	7,904		8,555
Finance subsidiaries-receivables: Allowance for credit losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	24,890			35,617
Additions - Charged to costs and expenses	11,625			32,913
Deductions - Bad debts written off	15,484			32,053
Foreign currency translation	(415)			(1,550)
Balance at end of period	20,616			34,927
Finance subsidiaries-receivables: Allowances for losses on lease residual values
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	7,225	9,253		20,393
Additions - Charged to costs and expenses	1,407	3,159		7,149
Deductions - Bad debts written off	2,954	4,611		18,716
Foreign currency translation	(312)	(576)		427
Balance at end of period	5,366	7,225		9,253
Other asset | Trade accounts and notes receivable: Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	23,275	9,319		9,140
Additions - Charged to costs and expenses	1,293	15,839		1,294
Deductions - Bad debts written off	1,311	1,734		1,395
Foreign currency translation	(221)	(149)		280
Balance at end of period	23,036	23,275		9,319
Adjustments for New Accounting Pronouncement
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		45,076
Additions - Charged to costs and expenses		13,305
Deductions - Bad debts written off		22,913
Foreign currency translation		(3,353)
Balance at end of period		32,115
Adjustments for New Accounting Pronouncement | Finance subsidiaries-receivables: Allowance for credit losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		35,823	[1]
Additions - Charged to costs and expenses		10,146	[1]
Deductions - Bad debts written off		18,302	[1]
Foreign currency translation		(2,777)	[1]
Balance at end of period		¥ 24,890	[1]

[1]	Honda adopted Accounting Standards Update (ASU) 2009-16 "Accounting for Transfers of Financial Assets", and ASU 2009-17 "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities", effective April 1, 2010. Upon the adoption of these standards, ten former QSPEs that were not consolidated as of March 31, 2010 were consolidated by the Company as of April 1, 2010. Allowance for credit losses at beginning of the fiscal year ended March 31, 2011 includes the impact of the adoption of these standards. Therefore, the amount does not correspond to the balance at end of the fiscal year ended March 31, 2010.